SCHEDULE OF LEASE COST AND SUPPLEMENTAL LEASE INFORMATION (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease cost
Operating lease cost (cost resulting from lease payments)	$ 214,995	$ 403,109	$ 322,102
Net lease costs	214,995	403,109	322,102
Operating lease - operating cash flows (fixed payments)	214,995	403,109	322,102
Operating lease - operating cash flows (liability reduction)	189,689	334,254	254,945
Non-current leases - right-of-use assets	455,925	634,269	972,663
Current liabilities - operating lease liabilities	228,536	363,102	334,255
Non-current liabilities - operating lease liabilities	$ 250,002	$ 305,125	$ 668,228